Equity investments (Details 3) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating data:
Revenue	153,475,932	38,538,079	56,459,782
Gross profit	92,530,567	16,746,698	31,409,936
Operating (loss) / profit	16,964,640	(24,452,227)	(3,336,123)
Net (loss)/ income	18,039,667	(20,965,534)	(3,878,652)
Net (loss) / income attributable to our equity investments companies	18,039,667	(20,965,534)	(3,878,652)
Balance sheet data:
Current assets	363,036,879	167,559,151
Non current assets	400,264,101	281,478,810
Current liabilities	59,057,731	19,943,244